Fair Value Measurement - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost of sales	$ 3,390.4	$ 2,564.9	$ 1,998.5
Loss (gain) on asset sales and impairments	149.5	78.7	30.8
Interest expense	116.7	81.8	84.1
Contingent consideration obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost of sales	1.0
Loss (gain) on asset sales and impairments	(27.5)
Interest expense	$ 5.2